UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-23101

American Funds Strategic Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2019 - June 30, 2020

Steven I. Koszalka

American Funds Strategic Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

FORM N-PX

ICA File Number:  811-23101

Registrant Name:  American Funds Strategic Bond Fund

Reporting Period:  07/01/2019 - 06/30/2020

American Funds Strategic Bond Fund

PACIFIC GAS & ELECTRIC COMPANY Meeting Date: MAY 15, 2020 Record Date: MAR 03, 2020 Meeting Type: WRITTEN CONSENT
Ticker: PCG.PRA Security ID: 694308GE1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote On The Plan (For = Accept, Against = Reject; Abstain Votes Do Not Count)	Management	None	For
2	Opt-In: The Undersigned Elects To Grant The Releases Contained In Section 10.9 (b) Of The Plan (For = Opt In, Against or Abstain = Do Not Opt In)	Management	None	For

END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS STRATEGIC BOND FUND

(Registrant)

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 26, 2020